Net Loss Per Common Unit (Tables) - Vacasa Holdings LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of calculation of basic and diluted net loss per unit

The following table presents the calculation of basic and diluted net loss per unit (in thousands, except per unit data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator
Net income (loss)	$32,804	$9,416	$(36,410)	$(47,040)
Less: Remeasurement of redeemable convertible preferred units	—	(51,638)	(426,101)	(45,009)
Less: Undistributed earnings attributable to preferred units	(15,185)	—	—	—
Net income (loss) attributable to common units for basic net income (loss) per unit	$17,619	$(42,222)	$(462,511)	$(92,049)
Add: Interest on D-1 Convertible Notes	3,313	—	—	—
Net income (loss) allocated to common units for diluted net income (loss) per unit	$20,932	$(42,222)	$(462,511)	$(92,049)
Denominator
Weighted average units used to compute net income (loss) per unit attributable to common units — basic	338,566	176,824	285,210	176,824
Dilutive effect of common unit warrants	5,430	—	—	—
Dilutive effect of conversion of D-1 Convertible Notes	119,796	—	—	—
Weighted average units used to compute net income (loss) per unit attributable to common units — diluted	463,792	176,824	285,210	176,824
Net income (loss) per common unit-basic	$0.05	$(0.24)	$(1.62)	$(0.52)
Net income (loss) per common unit — diluted	$0.05	$(0.24)	$(1.62)	$(0.52)

The following table presents the calculation of basic and diluted net loss per unit (in thousands, except per unit data):

	Year Ended December 31,
	2020	2019
Numerator
Net loss	$(92,338)	$(84,872)
Remeasurement of redeemable convertible preferred units	(202,433)	(42,186)
Net loss attributable to common units	$(294,771)	$(127,058)
Denominator
Weighted average units used to compute net loss per unit attributable to common units - basic and diluted	176,824	173,408
Net loss per common unit, basic and diluted	$(1.67)	$(0.73)

Schedule of outstanding units of common stock equivalents were excluded from the computation of the diluted net loss per unit because their effect would have been anti-dilutive

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020

Common unit warrants outstanding	—	7,453	5,430	7,453
Series A preferred unit warrants outstanding	—	—	—	—
Conversion of Series D-1 convertible notes	—	111,967	119,796	111,967
Redeemable convertible preferred units outstanding	292,201	292,201	292,201	292,201
Total	292,201	411,621	417,427	411,621

	Year Ended December 31,
	2020	2019
Common unit warrants outstanding	7,453	7,453
Series A preferred unit warrants outstanding	—	5,000
Conversion of Series D-1 convertible notes	114,820	—
Redeemable convertible preferred units outstanding	292,201	288,798
Total	414,474	301,251